Business and Presentation (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,207,642	19,164,126	39,497,770	27,441,220
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage	87.00%		85.00%